SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

22.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 shares. The 2004 Option Plan was amended in August 2016 to increase the maximum aggregate number of ordinary shares to 34,449,614 shares. On June 6, 2017, the Group and optionees have entered into certain stock option agreements, pursuant to which the Group has granted to the optionees options to acquire the ordinary shares, par value US$0.01 each, of the Group. According to the agreements, 6,328,535 options were exercised to ordinary shares, and 10,806,665 options were canceled. In December 2018, the 2004 Option Plan was amended to increase the maximum aggregate number of ordinary shares to 100,000,000 shares. As of December 31, 2020, options to purchase 50,000 ordinary shares were outstanding and options to purchase 33,352,118 ordinary shares were available for future grant under the 2004 Option Plan.

Stock Options

The following table summarizes the Group’s share option activities with its employees and directors:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate
	Options	Exercise Price		(years)	Intrinsic Value

Outstanding as of January 1, 2020	50,000	US$	0.93	3.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2020	50,000	US$	0.93	2.07	Nil
Vested and expected to vest as of December 31, 2020	50,000	US$	0.93	2.07	Nil
Exercisable as of December 31, 2020	50,000	US$	0.93	2.07	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was nil for years ended December 31, 2018, 2019 and 2020.

On January 24, 2018, as approved by the Board of Directors, the Group granted share options totaling 5,750,000 shares to directors, officers and consultants. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to the Company over the 36‑month period measured from the grant date. On September 4, 2018, the Group canceled a portion of the options totaling 4,700,000 share options granted to directors, officers and consultants. The 1,000,000 share options were forfeited due to the resignation of the Group’s former president.

The weighted-average grant-date fair value of options granted during 2018 was US$0.51.  The fair value of the share options was measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		—%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

The following table summarizes the share option activities subject to performance condition:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate Intrinsic
	Options	Exercise Price		(years)	Value

Outstanding as of January 1, 2020	1,000,000	US$	0.93	3.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	(1,000,000)	US$	0.93	—	Nil
Outstanding as of December 31, 2020	—		—	0	Nil
Vested and expected to vest as of December 31, 2020	—		—	0	Nil
Exercisable as of December 31, 2020	—		—	—	Nil

The grant-date fair value of share options with performance condition during 2018 was US$0.51.  The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		—%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Restricted Ordinary Shares

On September 4, 2018, the Group granted an aggregate amount of 30,000,000 restricted ordinary shares to directors, officers and consultants. In exchange for such restricted ordinary shares granted, the Group forfeited and canceled the stock options in the total amount of 6,200,000 shares previously granted on January 24, 2018. Half of each individual’s shares will only vest if the Group meets certain target on non-GAAP profit before tax in 2019. If the Group fails to achieve this target, such half of each individual’s shares will be forfeited and canceled. The remaining half of each individual’s shares is subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 36 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.

On January 21, 2019, the Group forfeited and canceled an aggregate amount of 15,000,000 restricted ordinary shares with the vesting condition that the Group meets certain target on non-GAAP profit before tax in 2019 previously granted on September 4, 2018. The vesting conditions of the remaining 15,000,000 ordinary shares are subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 24 successive equal monthly installments instead of 36 installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the Vesting Commencement Date dated on March 5, 2019.

On June 17, 2020, the Group granted an aggregate amount of 29,100,000 restricted Class A ordinary shares to directors, officers and consultants as share incentive awards for their services to the Company pursuant to Eighth Amended and Restated 2004 Stock Option Plan. Among those restricted Class A ordinary shares grants, 15,600,000 restricted Class A ordinary shares are subject to restrictions on transferability that would be removed once certain pre-agreed performance targets are met, and 13,500,000 restricted Class A ordinary shares are subject to restrictions on transferability for a six-month period that would be removed in installments once certain service period conditions are met. All the restrictions attached to those shares have been removed upon the satisfaction of the underlying targets and conditions as of December 31, 2020.

Share-Based Compensation

For the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation of RMB3.9 million, RMB21.3 million and RMB55.1 million (US$8.4 million), respectively, for options granted to the Group’s employees and directors.

As of December 31, 2020, there was approximately RMB4.4 million (US$0.7 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options and restricted shares with performance condition. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

22.2 Stock Options and Ordinary Shares Granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock options to purchase common shares or restricted shares. As of December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September 2011, Red 5 further increased the number of common shares reserved to 22,855,591. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2020, Red 5 granted a total of 38,191,879 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2020, options to purchase 5,111,250 shares of common stock were outstanding and options to purchase 15,480,087 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

				Weighted-Average
		Weighted-Average		Remaining
	Number of	Exercise Price per		Contractual Term	Aggregate
	Options	Option		(years)	Intrinsic Value

Outstanding as of January 1, 2020	5,111,250	US$	0.049	1.24	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—		Nil
Outstanding as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil
Vested and expected to vest as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil
Exercisable as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil

The option’s intrinsic value was calculated by the excess of the estimated fair value of Red 5’s common shares, which was determined by the Group with the assistance of an independent valuation firm.

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the year ended December 31, 2018, 2019 and 2020 were nil.

The fair value of options granted at US$0.0178, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%
Expected life (years)	4.00
Expected dividend yield	0.00%
Volatility	45.70%

Red 5 recorded share-based compensation of RMB0.04 million, RMB0.05 million and nil for options and shares of restricted common stock granted for the years ended December 31, 2018, 2019 and 2020, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2020, unrecognized compensation cost related to share-based awards granted to Red 5 grantees is nil.